Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Convertible Notes

Convertible notes at June 30, 2018 and 2017 were as follows:

	June 30, 2018	June 30, 2017
Convertible notes and debenture	$3,096,935	$2,863,271
Unamortized discounts	(277,733)	(445,594)
Accrued interest	148,930	86,334
Premium, net	1,731,167	975,834
Convertible notes, net	$4,699,299	$3,479,845